Significant judgments and sources of estimation uncertainties - Recoverability of goodwill and intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 01, 2024	Oct. 01, 2023
Recoverability of Goodwill and Intangible Assets
Number of years of budget	3 years
Maximum number of projection years	10 years
Goodwill	€ 15,170,652	€ 14,650,008		€ 14,227,152	€ 15,407,279
Increase (decrease) in market capitalization	16.00%
Market capitalization	€ 12,957,138	11,137,975
Increase (decrease) in FMC AG & Co. KGaA shareholders' equity	7.00%
Total FMC AG & Co. KGaA shareholders' equity	€ 14,576,563	13,620,261
Foreign currency translation effects	727,473	(607,873)	€ 826,847
Care Delivery
Recoverability of Goodwill and Intangible Assets
Goodwill	€ 13,014,925	€ 12,573,423		€ 12,171,616	€ 13,273,605
Residual value growth	1.00%	1.00%		1.00%	1.00%
Pre-tax WACC	8.55%	10.53%		8.50%	9.35%
After-tax WACC	6.46%	8.09%		6.45%	7.21%
Excess of recoverable amount over carrying amount	€ 6,757,218	€ 4,740,257		€ 7,454,490	€ 7,155,789
Care Delivery | Most conservative scenario
Recoverability of Goodwill and Intangible Assets
Excess of recoverable amount over carrying amount				€ 6,011,345
Care Delivery | Pre-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0246	0.021		0.0277	0.0257
Care Delivery | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.018	0.016		0.0205	0.0197
Care Delivery | Residual value growth
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0755)	(0.0726)		(0.0937)	(0.0897)
Care Delivery | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0286)	(0.0235)		(0.032)	(0.0308)
Care Enablement
Recoverability of Goodwill and Intangible Assets
Goodwill	€ 2,155,727	€ 2,076,585		€ 2,055,536	€ 2,133,674
Residual value growth	1.00%	1.00%		1.00%	1.00%
Pre-tax WACC	7.78%	8.41%		7.79%	9.04%
After-tax WACC	6.00%	6.54%		6.03%	7.01%
Excess of recoverable amount over carrying amount	€ 3,290,699	€ 3,285,391		€ 3,360,527	€ 1,733,447
Care Enablement | Most conservative scenario
Recoverability of Goodwill and Intangible Assets
Excess of recoverable amount over carrying amount				€ 3,172,951
Care Enablement | Pre-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.023	0.0227		0.0239	0.0131
Care Enablement | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0167	0.0166		0.0175	0.0097
Care Enablement | Residual value growth
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.057)	(0.0557)		(0.0616)	(0.0301)
Care Enablement | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.029)	(0.0302)		(0.0302)	(0.0178)
Non-amortizable intangible assets and goodwill
Recoverability of Goodwill and Intangible Assets
Carrying amount of intangible assets	€ 15,461,434	€ 14,914,803
Carrying amount of goodwill and non-amortizable intangible assets, percentage of the Company's total assets	46.00%	44.00%